Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue [abstract]
Deferred revenue from associate	€ 1,013	€ 2,295	€ 2,215	€ 3,876